Acquisition of Bullmoose Mines Ltd	12 Months Ended
Dec. 31, 2012
Acquisition Of Bullmoose Mines Ltd
Acquisition of Bullmoose Mines Ltd

NOTE 3 – ACQUISITION OF BULLMOOSE MINES LTD.

In accordance with ASC 805, “Business Combinations”, acquisitions are accounted for under the purchase method of accounting. Under the purchase method of accounting, assets acquired and liabilities assumed are recorded at their estimated fair values. Goodwill is recorded to the extent the purchase price consideration, including certain acquisition and closing costs, exceeds the fair value of the net identifiable assets acquired at the date of the acquisition.

On October 14, 2008, the Company acquired BML in exchange for $12,000 cash, 120,000 shares of the Company common stock valued at $3,000 (Notes 8 and 11), a debenture in the face amount of $480,624 valued at fair value of $359,371 (Note 7) or for total consideration of $374,371.

The purchase price allocation has been determined as follows:

Assets purchased:	$
Cash and cash equivalents	165
Prepaid expenses	26
Mineral property interests	421,199

Total assets acquired	421,390

Liabilities assumed:
Accounts payable	47,019

Net assets acquired	374,371

Purchase price	374,371

The related share purchase agreement also provides for payment of future royalties to the seller of BML equivalent to 6% of the Net Smelter Returns, as defined, from Bullmoose Gold Mine Property, with minimum royalty payments of $36,000 payable each year in advance on May 1. The seller of BML was Hughes Maritime Corp. (“HMC”), owner of approximately 12.61% of the issued and outstanding common stock of the Company at December 31, 2012.

During the year ended December 31, 2010, the Company filed a lawsuit against HMC related to its interest in BML. The Company has entered into the Settlement Agreement to settle litigation related to the ownership of BML and to rescind its acquisition of BML. More particularly, the 120,000 common shares issued by the Company in consideration for the acquisition will be cancelled and $75,000 of the $85,000 paid as part consideration for the acquisition will be returned to the Company.

On the Closing Date (July 3, 2012, the first business day after June 30, 2012) all parties to the Settlement Agreement, except those responsible to return the $75,000 to the Company tendered signed settlement documents. As a result, the Company cancelled the 120,000 common shares and commenced an action to recover the $75,000. The Company takes the position that until this sum is paid, it continues to hold title to Bullmoose Gold Mine Property through its ownership of all issued shares of BML (Notes 1, 4, 7, 8, 11 and 14).